Loss per share (Tables)	12 Months Ended
Dec. 31, 2017
Earnings Per Share [Abstract]
Schedule of Basic and Diluted Earnings (Loss) Per Share
The following is a reconciliation of the basic and diluted loss per share computation:

	For the year ended December 31,
	2017	2016	2015

Net loss for earnings per share	$(11,214)	$(5,047)	$(2,418)

Weighted average shares used in diluted computation - basic and diluted	11,341,629	7,422,208	4,400,298

Loss per share – basic and diluted	(0.99)	(0.68)	(0.55)